FINANCIAL RISK MANAGEMENT - Effect of Foreign Currency Derivatives Impacts and Commercial Transactions Exposures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	€ 1	€ 11	€ (15)
Unrealized (losses) / gains on foreign currency derivatives - net	1	(3)	17
Derivatives that do not qualify for hedge accounting | Included in Other gains / (losses) - net
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	7	7	(16)
Unrealized (losses) / gains on foreign currency derivatives - net	2	(1)	16
Derivatives that qualify for hedge accounting | Included in Other gains / (losses) - net
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) in ineffective portion of derivatives	0	0	0
Derivatives that qualify for hedge accounting | Included in Revenue
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains / (losses) on foreign currency derivatives - net	(6)	4	1
Unrealized (losses) / gains on foreign currency derivatives - net	(1)	(2)	1
Derivatives that qualify for hedge accounting | Included in Other comprehensive income / (loss)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized (losses) / gains on foreign currency derivatives - net	(15)	(23)	48
Gains / (losses) reclassified from cash flow hedge reserve to Consolidated Income Statement	€ 7	€ (2)	€ (2)